Commitments and Contingencies - Schedule of Future Operating Lease Payments and Contractual Obligations (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Operating Leases
2015		$ 3,369,000
2016		3,073,000
2017		2,548,000
2018		2,624,000
2019 and later		3,830,000
Total	$ 18,500,000	15,444,000
Contractual Obligations
2015		243,000
2016		0
2017		0
2018		0
2019 and later		0
Total		$ 243,000